Fair Value of Financial Instruments - Key Valuation Assumptions for MSRs at Initial Recognition (Detail)	3 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 FNMA	Dec. 31, 2012 FNMA	Dec. 31, 2011 FNMA	Sep. 30, 2013 FNMA Acquired in a merger with Swain	Dec. 31, 2012 FNMA Acquired in a merger with Swain		Dec. 31, 2011 FNMA Acquired in a merger with Swain		Sep. 30, 2013 GNMA I	Dec. 31, 2012 GNMA I	Dec. 31, 2011 GNMA I	Sep. 30, 2013 GNMA II	Dec. 31, 2012 GNMA II	Dec. 31, 2011 GNMA II	Sep. 30, 2013 Minimum	Sep. 30, 2012 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2013 Maximum	Sep. 30, 2012 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Discount rates																			9.25%		9.25%	8.00%	11.00%		11.00%	11.00%
Annual prepayment speeds (by investor type)					7.80%	12.00%	6.30%	15.40% [1]	31.80%	[1],[2]	17.10%	[2]	8.10%	15.00%	6.70%	7.50%	10.80%	6.00%
Cost of servicing	74	70	73	91															73	70			74	90

[1]	Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.
[2]	Represents older, higher interest rate loans acquired from our merger with Swain during 2009.